Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HSBC ADVISOR FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001010296
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015